Income Taxes - Income tax losses carried forward (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 987,639,000	$ 958,417,000
Unused tax loss carry forward	2,809,926,000
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	1,436,865,000
US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	271,542,000
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	1,101,519,000
Unused tax expiry 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	47,000
Unused tax expiry 2030 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	47,000
Unused tax expiry 2030 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2030 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	21,909,000
Unused tax expiry 2031 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2031 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	21,909,000
Unused tax expiry 2031 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	260,080,000
Unused tax expiry 2032 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	236,484,000
Unused tax expiry 2032 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	23,596,000
Unused tax expiry 2032 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	339,916,000
Unused tax expiry 2033 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	299,692,000
Unused tax expiry 2033 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	40,224,000
Unused tax expiry 2033 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	344,210,000
Unused tax expiry 2034 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	322,021,000
Unused tax expiry 2034 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	22,189,000
Unused tax expiry 2034 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	379,008,000
Unused tax expiry 2035 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	363,569,000
Unused tax expiry 2035 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	15,439,000
Unused tax expiry 2035 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	256,101,000
Unused tax expiry 2036 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	209,178,000
Unused tax expiry 2036 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	46,923,000
Unused tax expiry 2036 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	35,290,000
Unused tax expiry 2037 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	143,000
Unused tax expiry 2037 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	35,147,000
Unused tax expiry 2037 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	71,846,000
Unused tax expiry 2038 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	5,731,000
Unused tax expiry 2038 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	66,115,000
Unused tax expiry 2038 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2039 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2039 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2039 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2040 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2040 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2040 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry No expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	1,101,519,000
Unused tax expiry No expiry [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry No expiry [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry No expiry [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	$ 1,101,519,000